INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
Deferred tax assets:
Advertising expenses and prepaid rental	$ 207,251	$ 189,712
Property and equipment	2,922	2,628
Impairment loss on long-term investments	45,473	47,660
Others	79,988	66,107
Tax losses carry-forward	180,641	252,109
Less: valuation allowance	(512,788)	(553,596)
Deferred tax assets, net	3,487	4,620
Deferred tax liabilities:
Intangible assets	67	449
Others	3,407	1,911
Deferred tax liabilities	$ 3,474	$ 2,360